Trade and other receivables (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Trade and other non-current receivables	$ 1,860,635	$ 3,224,627
Percentage of entity's revenue	26.40%	(29.10%)
Country of domicile [member] | Credit Risk [Member]
Statement [Line Items]
Credit Insurance Coverage Rate	90.00%
Foreign countries [member] | Credit Risk [Member]
Statement [Line Items]
Credit Insurance Coverage Rate	99.00%
Compañía Pisquera de Chile S.A.
Statement [Line Items]
Trade and other non-current receivables	$ 1,916,172
Percentage of non current receivables from the sale of land	50.00%